Share-based compensation	9 Months Ended
Mar. 31, 2023
Share-based Payment Arrangement [Abstract]
Share-based compensation

13. Share-based compensation

Equity Incentive Plans

In November 2018, Company established the Renalytix plc Share Option Plan (the “Plan”) and a U.S. Sub-Plan and Non-Employee Sub-Plan. The Plans provide for the Company to grant options, restricted share awards and other share-based awards to employees, directors and consultants of the Company. As of March 31, 2023, there were 14,249,487 shares available for future issuance under the Plans.

The Plans are administered by the board of directors. The exercise prices, vesting and other restrictions are determined at their discretion, except that all options granted have exercise prices equal to the fair value of the underlying ordinary shares on the date of the grant and the term of stock option may not be greater than ten years from the grant date.

The options granted as of March 31, 2023 consist of 2,984,799 options which vest equally over twelve quarters following the grant date, 959,914 options which vest 25% on the one year anniversary and equally over twelve quarters following the one year anniversary and 500,000 which vest 1/12th immediately and the remainder equally over the remaining eleven quarters, 473,800 which vest 25% on the one year anniversary, 50% on 2nd anniversary and 25% on the third anniversary and 40,000 which vest in eight equal quarterly instalments commencing on the Vesting Commencement date. If options remain unexercised after the date one day before the tenth anniversary of grant, the options expire. On termination of employment, any options that remain unexercised are either forfeited immediately or after a delayed expiration period, depending on the circumstances of termination. Upon the exercise of awards, new ordinary shares are issued by the Company.

The Company recorded share-based compensation expense in the following expense categories in the condensed consolidated statements of operations for the three and nine months ended March 31, 2023 and 2022 (in thousands):

	Three months ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Research and development	$56	$78	$236	$378
General and administrative	709	845	$2,108	2,432
Cost of revenue	5	—	$7	—
	$770	$923	$2,351	$2,810

The fair value of options is estimated using the Black-Scholes option pricing model, which takes into account inputs such as the exercise price, the value of the underlying ordinary shares at the grant date, expected term, expected volatility, risk-free interest rate and dividend yield. The fair value of each grant of options during the three months ended March 31, 2023 and 2022 were determined using the methods and assumptions discussed below.

o
The expected term of employee options is determined using the “simplified” method, as prescribed in SEC’s Staff Accounting Bulletin No. 107, whereby the expected life equals the arithmetic average of the vesting term and the original contractual term of the option due to the Company’s lack of sufficient historical data.
o
The expected volatility is based on historical volatility of the publicly-traded common stock of a peer group of companies.
o
The risk-free interest rate is based on the interest rate payable on U.S. Treasury securities in effect at the time of grant for a period that is commensurate with the assumed expected term.
o
The expected dividend yield is none because the Company has not historically paid and does not expect for the foreseeable future to pay a dividend on its ordinary shares.

For the three months ended March 31, 2023 and 2022, the grant date fair value of all option grants was estimated at the time of grant using the Black-Scholes option-pricing model using the following weighted average assumptions:

	Nine Months Ended March 31,
	2023	2022
Expected term (in years)	6.1	6.0
Expected volatility	66.9%	65.8%
Risk-free rate	3.2%	1.43%
Dividend yield	—%	—%

The weighted average fair value of the options granted during the nine months ended March 31, 2023 was $1.16. The weighted average fair value of the options granted during the nine months ended March 31, 2022 was $6.02 per share.

The following table summarizes the stock option granted to employees and non-employees for the nine months ended March 31, 2023:

	Number of shares under option plan	Weighted- average exercise price per option	Weighted- average remaining contractual life (in years)
Outstanding at June 30, 2022	4,599,899	$4.93	8.1
Granted	555,300	$1.85
Exercised	—
Forfeited	(196,686)	$9.77
Outstanding at March 31, 2023	4,958,513	$4.39	7.0
Exercisable at March 31, 2023	3,870,316	$4.13	6.4
Vested and expected to vest at March 31, 2023	4,958,513	$4.39	7.0

As of March 31, 2023, there was $3.1 million in unrecognized compensation cost related to unvested options that will be recognized as expense over a weighted average period of 2.09 years. The aggregate intrinsic value of options outstanding and options exercisable at March 31, 2023 and 2022 was $0.0 million and $4.4 million, respectively.

Employee Share Purchase Plan

The Company’s 2020 Employee Share Purchase Plan (the “ESPP”) became effective on August 17, 2020. The ESPP initially authorized the issuance of up to 850,000 of the Company’s ordinary shares. The number of the Company’s ordinary shares that may be issued pursuant to rights granted under the ESPP shall automatically increase on January 1st of each year, commencing on January 1, 2021 and continuing for ten years, in an amount equal to the lesser of one percent of the total number of the Company’s ordinary shares outstanding on December 31st of the preceding calendar year, and 2,000,000 ordinary shares, subject to the discretion of the board of directors or remuneration committee to determine a lesser number of shares shall be added for such year. As of March 31, 2023, a total of 2,692,832 ordinary shares were authorized for issuance under the ESPP.

Under the ESPP, eligible employees can purchase the Company’s ordinary shares through accumulated payroll deductions at such times as are established by the board of directors or remuneration committee. Eligible employees may purchase the Company’s ordinary shares at 85% of the lower of the fair market value of the Company’s ordinary shares on the first day of the offering period or on the purchase date. Eligible employees may contribute up to 15% of their eligible compensation. Under the ESPP, a participant may not purchase more than $25,000 worth of the Company’s ordinary shares for each calendar year in which such rights are outstanding. During the nine months ended March 31, 2023, 298,086 shares were purchased under the ESPP.

In accordance with the guidance in ASC 718-50 – Compensation – Stock Compensation, the ability to purchase the Company’s ordinary shares at 85% of the lower of the price on the first day of the offering period or the last day of the offering period (i.e. the purchase date) represents an option and, therefore, the ESPP is a compensatory plan under this guidance. Accordingly, share-based compensation expense is determined based on the option’s grant-date fair value as estimated by applying the Black Scholes option-pricing model and is recognized over the withholding period. The Company recognized share-based compensation expense of $0.03 million and $0.08 million three and nine months ended March 31, 2023, respectively, and $0.02 million and $0.07 million during the three and nine months ended March 31, 2022, respectively, related to the ESPP.

Restricted Stock Units

Activity for restricted stock units for the nine months ended March 31, 2023 is as follows:

	Number of Restricted Stock Units	Weighted- average Grant Date Fair Value
Non-vested balance at June 30, 2022	—	$-
Granted	131,380	$1.53
Vested	(62,100)	$1.44
Forfeited	(4,620)	$1.69
Non-vested balance at December 31, 2022	64,660	$1.61

The total fair value of restricted stock units and performance stock units vested during the nine months ended March 31, 2023 was $0.1 million. There were no vested restricted stock units at March 31, 2022. Restricted stock units vest upon the achievement of time-based service requirements.

At March 31, 2023, total unrecognized compensation expense related to non-vested restricted stock units was approximately $0.1 million. Unrecognized compensation expense relating to restricted stock units that are deemed probably of vesting is expected to be recognized over a weighted-average period of approximately 1.1 years.